Property, plant and equipment - Property, plant and equipment breakdown (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 1,565	€ 1,565	€ 1,718
Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 886	€ 919	€ 919